T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 100.1%
Alabama 1.5%
Huntsville-Redstone Village Special Care Fac. Fin. Auth. , 5.50%,
1/1/28 (1)	205	137
Huntsville-Redstone Village Special Care Fac. Fin. Auth. ,
Series A, 6.00%, 1/1/22 (1)	80	56
Selma Ind. Dev. Board, International Paper, VRDN, 2.00%,
11/1/33 (Tender 10/1/24)	200	201
Tuscaloosa County IDA, Hunt Refining Project, Series A, 4.50%,
5/1/32 (2)	500	502
		896

Arizona 0.2%
Peoria IDA, Sierra Winds Life Care, Series A, 5.25%, 11/15/29	100	91
		91

California 4.8%
California Housing Fin. , Series A, 4.25%, 1/15/35	99	102
California Municipal Fin. Auth. , Azusa Pacific Univ. , Series B,
5.00%, 4/1/28	140	147
California PFA, Henry Mayo Newhall Memorial Hosp. , 5.00%,
10/15/22	150	163
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (2)	200	215
Del Mar Race Track Auth. , 5.00%, 10/1/38	150	141
Foothill-Eastern Transportation Corridor Agency, Series A,
5.75%, 1/15/46	500	552
Irvine, Community Fac. Dist. No. 2013-3, Special Tax, 5.00%,
9/1/21	40	42
La Verne, Brethren Hillcrest Homes, COP, 5.00%, 5/15/23	100	103
Long Beach Harbor Revenue, Series C, 4.00%, 7/15/21	400	415
Riverside County Redev. Agency, Interstate 215 Corridor,
Series C, 6.75%, 12/1/26 (Prerefunded 12/1/21) (3)	250	274
San Clemente City, Community Fac. Dist. No. 2006-1, Special
Tax, 5.00%, 9/1/24	100	114

The accompanying notes are an integral part of this Portfolio of Investments

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Tustin Community Fac. Dist. , Special Tax, Tustin
Legacy/Columbus Villages, Series A, 5.00%, 9/1/28	500	593
		2,861
Colorado 4.8%
Colorado HFA, Sunny Vista Living Center, Series A, 5.50%,
12/1/30 (2)	450	446
Colorado HFA, Valley View Hosp. , 5.00%, 5/15/28	500	574
Colorado HFA, Christian Living Neighborhoods, Christian Living
Neighborhoods, 5.00%, 1/1/26	100	97
Denver City & County Airport, United Airlines, 5.00%, 10/1/32
(4)	150	149
E-470 Public Toll Highway, Series B, FRN, 67% of 1M USD
LIBOR + 1.05%, 1.164%, 9/1/39 (Tender 9/1/21)	100	100
Lakes at Centerra Metropolitan Dist. No. 2, Property Tax,
Series A, GO, 4.625%, 12/1/27	500	495
Park Creek Metropolitan Dist. , Senior Limited Property,
Series A, 5.00%, 12/1/30	500	596
Public Auth. for Colorado Energy, 6.125%, 11/15/23	265	288
Public Auth. for Colorado Energy, 6.25%, 11/15/28	115	143
		2,888
Connecticut 1.8%
Connecticut HEFA, Masonicare, Series F, 5.00%, 7/1/27	350	348
Connecticut Special Tax Revenue, Special Tax Obligation
Bonds, Series A, 4.00%, 5/1/36	290	332
Hamden Town, Whitney Center, 5.00%, 1/1/30	200	193
Mohegan Tribe Indians, Series C, 5.25%, 2/1/22 (2)	190	193
		1,066
Delaware 1.1%
Delaware State Economic Dev. Auth. , Newark Charter School,
Inc. Pro, 4.00%, 9/1/30	100	110
Delaware State HFA, Nanticoke Memorial Hosp. , 4.00%, 7/1/22	250	269

The accompanying notes are an integral part of this Portfolio of Investments

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Kent County, CHF Dover, Delaware State Univ. , Series A, 5.00%,
7/1/32	250	246
		625
District of Columbia 1.3%
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/32	225	212
District of Columbia, Methodist Home of District of Columbia,
5.00%, 1/1/29	250	224
Metropolitan Washington Airports Authority Dulles Toll Road
Revenue, Series B, Zero Coupon, 10/1/34 (5)	525	346
		782

Florida 2.3%
Celebration Pointe Community Dev. Dist. No. 1, Special
Assessment, 4.75%, 5/1/24	55	57
Crossings at Fleming Island Community Dev. Dist. , Special
Assessment, Series A-1, 4.00%, 5/1/24	80	82
Crossings at Fleming Island Community Dev. Dist. , Special
Assessment, Series A-1, 4.50%, 5/1/30	95	97
Davie Ed. Fac. , Nova Southeastern Univ. , Series A, 6.00%,
4/1/42	250	271
Florida Dev. Fin. , Learning Gate Community Center, Series A,
5.00%, 2/15/31	250	266
Lakewood Ranch Stewardship Dist. , Lakewood National & Polo
Run, Special Assessment, 4.00%, 5/1/22	100	101
Palm Beach County HFA, Sinai Residence of Boca Raton,
Series A, 6.80%, 6/1/25	250	260
Village Community Dev. Dist. No. 7, Special Assessment,
4.00%, 5/1/21	210	215
		1,349
Georgia 2.4%
Atlanta Dev. Auth. , Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29	100	108

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Atlanta Dev. Auth. , Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35	200	213
Augusta GA Airport Revenue, Series A, 5.00%, 1/1/35	250	263
Macon-Bibb County Urban Dev. Auth. , Academy for Classical
Ed. , Series A, 5.00%, 6/15/27 (2)	570	573
Marietta Dev. Auth. , Life Univ. , Series A, 5.00%, 11/1/27 (2)	250	259
		1,416
Hawaii 0.3%
Hawaii Dept. of Budget & Fin. , Kahala Nui Senior Living,
5.125%, 11/15/32	150	162
		162
Idaho 0.6%
Idaho HFA, Saint Luke's Health, Series A, 5.00%, 3/1/29	100	111
Idaho HFA, Trinity Health, Series D, 5.00%, 12/1/32
(Prerefunded 6/1/22) (3)	250	273
		384

Illinois 6.6%
Chicago, Series A, GO, 5.00%, 1/1/27	200	209
Chicago O'Hare Int'l Airport, Customer Fac. Charge, 5.50%,
1/1/27	85	91
Chicago O'hare Int'l. Airport, Series D, 5.00%, 1/1/26	160	184
Chicago Wastewater, Series C, 5.00%, 1/1/28	500	576
Chicago Waterworks, 5.00%, 11/1/25	300	346
Illinois, GO, 5.00%, 1/1/24	100	100
Illinois, GO, 5.50%, 5/1/25	125	130
Illinois, Series A, GO, 4.00%, 4/1/30 (6)	350	356
Illinois, Series A, GO, 5.00%, 10/1/25	250	255
Illinois Fin. Auth. , Admiral at the Lake, 5.00%, 5/15/33	500	447
Illinois Fin. Auth. , Franciscan Communities, 4.00%, 5/15/23	30	33

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Illinois Fin. Auth. , Franciscan Communities, Unrefunded
Balance, 4.00%, 5/15/23	200	194
Illinois Fin. Auth. , Silver Cross Hosp. , 5.00%, 8/15/21	100	105
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
A, Zero Coupon, 6/15/31 (7)	100	65
Metropolitan Pier & Exposition Auth. , McCormick Place, 5.00%,
12/15/32	250	255
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
B, 5.00%, 12/15/28	330	329
Metropolitan Pier & Exposition Auth. , McCormick Place,
Unrefunded Balance, 5.70%, 6/15/23 (7)	55	60
Railsplitter Tobacco Settlement Auth. , 5.00%, 6/1/28	100	118
Village of Hillside Il, 5.00%, 1/1/24	100	101
		3,954
Indiana 2.0%
East Chicago Solid Waste Disposal, USG, 5.50%, 9/1/28 (4)	175	164
Indiana Fin. Auth. , Greencroft Obligation Group, Series A,
6.50%, 11/15/33	50	52
Indiana Fin. Auth. , Methodist Hosp. , Series A, 5.00%, 9/15/21	250	260
Indiana Fin. Auth. , U. S. Steel, 6.00%, 12/1/26	100	90
Valparaiso, Pratt Paper, 6.75%, 1/1/34 (4)	350	372
Whiting, Environmental Facilities, Series A, VRDN, 5.00%,
3/1/46 (Tender 3/1/23) (4)	250	268
		1,206

Iowa 1.0%
Iowa Fin. Auth. , Iowa Fertilizer, 3.125%, 12/1/22	100	99
Iowa Fin. Auth. , Iowa Fertilizer, 5.25%, 12/1/25	250	253
Iowa Fin. Auth. , Iowa Fertilizer, 5.875%, 12/1/26 (2)	115	119
Iowa Fin. Auth. , Iowa Fertilizer, Series B, VRDN, 5.25%,
12/1/50 (Tender 12/1/37)	135	135
		606

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Kentucky 1.3%
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/22	30	32
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25	350	383
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/20	150	150
Kentucky Public Energy Auth. , Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)	200	222
		787
Louisiana 2.0%
Louisiana Local Gov't. Environment Fac. & CDA, Westlake
Chemical, Series A, 6.50%, 8/1/29	280	280
New Orleans Sewerage Service, 5.00%, 6/1/32	500	590
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (2)	300	327
		1,197
Maryland 5.4%
Baltimore County, Oak Crest Village, Inc. , 5.00%, 1/1/24	150	161
Howard County, Annapolis Junction Town Center, 4.80%,
2/15/24	185	178
Maryland Economic Dev. , Bowie State Univ. , 4.00%, 7/1/35	100	101
Maryland Economic Dev. , Bowie State Univ. , 5.00%, 6/1/29 (2)	100	108
Maryland Economic Dev. , Purple Line Light Rail, Series C,
5.00%, 9/30/28 (4)	525	518
Maryland Economic Dev. , Towson Univ. Project, 5.00%, 7/1/30	80	89
Maryland Economic Dev. , Univ. of Maryland, 4.00%, 7/1/21	100	102
Maryland Economic Dev. , Univ. of Maryland, 4.00%, 7/1/22	190	195
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/28 (6)	60	71
Maryland Economic Dev. , Univ. of Maryland College Park
Project, 5.00%, 6/1/29 (6)	155	181

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/27	300	360
Maryland HHEFA, Aventist Healthcare, Series A, 6.25%, 1/1/31	100	105
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/27	150	170
Maryland HHEFA, Green Street Academy, Series A, 5.00%,
7/1/27 (2)	100	104
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/22	300	323
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29	100	101
Rockville, Ingleside at King Farm, Series A-2, 3.375%, 11/1/27	100	92
Rockville, Ingleside at King Farm, Series C-2, 3.00%, 11/1/25	40	37
Westminster, Miller's Grant Lutheran Village, Series A, 5.00%,
7/1/24	110	112
Westminster, Miller's Grant Lutheran Village, Series A, 6.00%,
7/1/34	140	143
		3,251

Massachusetts 0.1%
Massachusetts Dev. Fin. Agency, Milford Regional Medical
Center, Series F, 5.00%, 7/15/23	50	53
		53

Michigan 2.6%
Calhoun County Hosp. Fin. Auth. , Oaklawn Hosp. , 5.00%,
2/15/33	250	282
Detroit Sewage Disposal System, Series A, 5.25%, 7/1/26	170	186
Michigan Fin. Auth. , Great Lakes Water Auth. , Series C, 5.00%,
7/1/28	500	598
Michigan Tobacco Settlement Fin. Auth. , Series A, 6.00%,
6/1/48	500	500
		1,566
Mississippi 1.0%
Jackson County, Chevron U. S. A. , VRDN, 0.10%, 12/15/24 (4)	330	330

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Lowndes County, Weyerhaeuser, Series A, 6.80%, 4/1/22	270	292
		622
Missouri 1.7%
Kirkwood IDA, Aberdeen Heights, Series A, 5.00%, 5/15/21	125	126
Saint Louis IDA, Ballpark Village Dev. , Series A, 3.875%,
11/15/29	90	79
St. Louis IDA, Nazareth Living Center, Series A, 5.00%, 8/15/25	500	500
St. Louis IDA, Saint Andrews Resources for Seniors, Series A,
5.00%, 12/1/25	160	159
St. Louis Land Clearance for Redev. Auth. , National Geospatial
Intelligence Agency, 5.00%, 6/1/29	150	169
		1,033
Montana 0.2%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/22	100	100
		100
Nevada 0.7%
Clark County Passenger Fac. Charge Revenue, McCarran
International Airport, 5.00%, 7/1/29	120	149
Las Vegas Convention & Visitors Auth. , Series B, 5.00%, 7/1/31	250	277
		426
New Hampshire 0.5%
National Fin. Auth. , Series 1, Class A, 4.125%, 1/20/34	124	128
New Hampshire HEFA, Hillside Village, Series A, 5.25%, 7/1/27
(2)	200	179
		307
New Jersey 6.9%
Gloucester County Pollution Control Fin. Auth. , Keystone Urban
Renewal, Series A, 5.00%, 12/1/24 (4)	40	41

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/21	250	259
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.125%,
1/1/34 (4)	530	573
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.25%,
1/1/25 (4)	200	222
New Jersey Economic Dev. Auth. , Lions Gate, 4.875%, 1/1/29	150	140
New Jersey Economic Dev. Auth. , Lions Gate, 5.00%, 1/1/34	100	89
New Jersey Economic Dev. Auth. , Provident Group - Rowan
Univ. , Series A, 5.00%, 1/1/21	180	181
New Jersey Economic Dev. Auth. , School Facilities
Construction, Series XX, 5.00%, 6/15/24	500	528
New Jersey HCFFA, Barnabas Health, Series A, 4.00%, 7/1/26	75	78
New Jersey Transportation Trust Fund Auth. , Series A, Zero
Coupon, 12/15/28	400	281
Salem County Pollution Control Fin. Auth. , Atlantic City Electric
Company, 2.25%, 6/1/29	500	507
Tobacco Settlement Fin. , Series A, 5.00%, 6/1/33	1,000	1,193
		4,092

New York 6.8%
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 4.875%, 5/1/31 (2)	250	253
Build New York City Resource, Pratt Paper, 4.50%, 1/1/25 (2)(4)	100	103
Dormitory Auth. of the State of New York, Montefiore, 4.00%,
9/1/36	250	260
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 4.00%, 12/1/21 (2)	300	310
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/22 (2)	300	324
Dormitory Auth. of the State of New York, Pace Univ. , Series A,
5.00%, 5/1/24 (Prerefunded 5/1/23) (3)	5	6
Dormitory Auth. of the State of New York, Pace Univ. ,
Unrefunded Balance, Series A, 5.00%, 5/1/23	50	54
Dormitory Auth. of the State of New York, Pace Univ. ,
Unrefunded Balance, Series A, 5.00%, 5/1/24	245	266

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Pace Univ. ,
Unrefunded Balance, Series A, 5.00%, 5/1/25	20	22
Dormitory Auth. of the State of New York, Saint John's Univ. ,
Series A, 5.00%, 7/1/29	100	114
Nassau County IDA, Amsterdam at Harborside, Series A,
5.875%, 1/1/23	104	99
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/32	350	301
Nassau County IDA, Amsterdam at Harborside, Series A, 6.50%,
1/1/34	115	97
Nassau County IDA, Amsterdam at Harborside, Series C, 2.00%,
1/1/49 (1)(8)	66	10
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.15%,
11/15/34 (2)	250	252
New York Liberty Dev. , 3 World Trade Center, Class 2, 5.375%,
11/15/40 (2)	100	100
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/26 (4)	500	482
New York State Transportation Dev. , American Airlines, 5.00%,
8/1/31 (4)	850	817
Suffolk County Economic Dev. , Catholic Health Services, 5.00%,
7/1/28 (Prerefunde d 7/1/21) (3)	15	16
Suffolk County Economic Dev. , Catholic Health Services,
Unrefunded Balance, 5.00%, 7/1/28	85	88
Tompkins County Dev. , Kendal at Ithaca, 5.00%, 7/1/29	100	104
		4,078

North Carolina 1.7%
Charlotte, Douglas Airport, Series A, 5.00%, 7/1/33	250	260
Columbus County Ind. Fac. & Pollution Control Fin. Auth. ,
International Paper, 5.70%, 5/1/34	100	100
North Carolina Medical Care Commission, Pennybyrn at
Maryfield, 5.00%, 10/1/25	200	203
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37	175	169
North Carolina Turnpike Auth. , 5.00%, 1/1/23	260	277
		1,009
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
North Dakota 0.2%
Grand Forks Health Care, Altru Health, 5.00%, 12/1/35	125	128
		128

Ohio 3.3%
Buckeye Tobacco Settlement Fin. Auth. , Series B-2, 5.00%,
6/1/55	450	454
Cleveland Airport, Series A, 5.00%, 1/1/29
(Prerefunded 1/1/22) (3)	200	215
Cleveland Airport, Series A, 5.00%, 1/1/29 (6)	125	143
Ohio Air Quality Dev. Auth. , Ohio Valley Electric, 3.25%, 9/1/29	100	97
Ohio Air Quality Dev. Auth. , Pratt Paper, 3.75%, 1/15/28 (2)(4)	500	505
Ohio State Water Dev. Auth. , U. S. Steel, 6.60%, 5/1/29	50	44
Southeastern Ohio Port Auth. , Memorial Health, 5.75%, 12/1/32	500	535
		1,993

Oklahoma 1.2%
Oklahoma County Fin. Auth. , Epworth Villa, Series A, 5.70%,
4/1/25	190	185
Oklahoma DFA, OU Medicine, Series B, 5.00%, 8/15/33	500	545
		730

Pennsylvania 3.6%
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, 5.00%, 5/1/22 (2)	135	139
Allentown Neighborhood Improvement Zone Dev. Auth. , Center
City, 5.00%, 5/1/27 (2)	300	317
Butler County Hosp. Auth. , 5.00%, 7/1/25	125	142
Chester County IDA, Woodlands at Graystone, 4.375%, 3/1/28
(2)	100	96
Lancaster County Hosp. Auth. , United Zion Retirement, Series
A, 4.00%, 12/1/21	185	185

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Montgomery County IDA, Albert Einstein Healthcare, Series A,
5.25%, 1/15/28	200	226
Pennsylvania Higher Ed. Fac. Auth. , Temple Univ. , First Series,
5.00%, 4/1/32	250	268
Pennsylvania Higher Ed. Fac. Auth. , Widener Univ. , 5.00%,
7/15/22	200	208
Philadelphia Hosp. & HEFA, Temple Univ. Health, 5.00%,
7/1/28	310	350
Philadelphia IDA, First Series, 5.00%, 4/1/28	200	235
		2,166

Puerto Rico 5.6%
Puerto Rico, Series A, GO, 8.00%, 7/1/35 (8)(9)	400	218
Puerto Rico, Public Improvement, Series A, GO, 4.125%, 7/1/24
(6)	125	126
Puerto Rico, Public Improvement, Series A, GO, 5.50%, 7/1/20
(5)	250	250
Puerto Rico, Public Improvement, Series A, GO, 5.50%, 7/1/39
(9)	200	115
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.00%, 7/1/33	560	556
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/24	200	206
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	120	118
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.75%, 7/1/37	50	51
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (8)(9)	100	61
Puerto Rico Electric Power Auth. , Series SS, 5.00%, 7/1/30 (6)	130	131
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (8)(9)	120	74
Puerto Rico Electric Power Auth. , Series UU, 5.00%, 7/1/24 (6)	50	50
Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (8)(9)	100	62
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 4.75%,
7/1/26 (8)(9)	125	76
Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (8)(9)	245	153
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/27	200	158
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/29	771	558
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/31	543	357
		3,320

Rhode Island 0.9%
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/20	300	302
Rhode Island Health & Ed. Building, Care New England, Series
B, 5.00%, 9/1/24	200	213
		515

South Carolina 0.8%
Connector 2000 Assoc. , Series A-1, Zero Coupon, 1/1/32 (8)	500	202
South Carolina Jobs Economic Dev. Auth. , Repower South
Berkeley, 5.25%, 2/1/27 (2)(4)	200	179
South Carolina Jobs Economic Dev. Auth. , Woodlands at
Furman, Series A, 5.00%, 11/15/30	85	85
		466

Tennessee 1.7%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing - CDFI Phase I, 5.00%, 10/1/32	155	156
Memphis-Shelby County Ind. Dev. Board, Senior Tax Increment,
Graceland, Series A, 4.75%, 7/1/27	100	98
Nashville Metropolitan Dev. & Housing Agency, Tax Increment,
Fifth & Broadway, 4.50%, 6/1/28 (2)	100	101
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26	100	116
Tennessee Energy Acquisition, Series C, 5.00%, 2/1/22	205	215
Tennessee Energy Acquisition, Series C, 5.00%, 2/1/23	290	312
		998

Texas 7.5%
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28	250	247

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/27	325	315
Houston Airport, Series B, 5.00%, 7/1/26	40	42
Houston Airport, United Airlines, 4.50%, 7/1/20 (4)	100	100
Houston Airport, United Airlines, 4.75%, 7/1/24 (4)	150	149
Houston Airport, United Airlines, Terminal Improvement, Series
B-1, 5.00%, 7/15/35 (4)	100	97
Houston Airport System Revenue, Series B-2, 5.00%, 7/15/20
(4)	250	249
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/21	300	314
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/28	100	111
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (4)	265	268
Mission Economic Dev. , Natgasoline, Series B, 4.625%,
10/1/31 (2)(4)	500	504
Montgomery County Toll Road Auth. , Senior, 5.00%, 9/15/33	500	532
New Hope Cultural Ed. Fac. Fin. , Collegiate Housing, Tarleton
State Univ. , Series A, 5.00%, 4/1/24	310	316
New Hope Cultural Ed. Fac. Fin. , Langford, Series A, 5.00%,
11/15/26	350	318
Port Beaumont Navigation Dist. , 3.625%, 1/1/35 (2)(4)	175	156
Tarrant County Cultural Ed. Fac. Fin. , Buckingham Senior Living
Community, 5.00%, 11/15/25 (1)(8)	150	105
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/25	250	266
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/26	175	186
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/30	200	211
		4,486

Virgin Islands 0.9%
Virgin Islands PFA, Matching Fund, 5.00%, 10/1/29 (6)	500	507
		507

Virginia 7.3%
Alexandria IDA, Goodwin House, 5.00%, 10/1/35	260	267
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Arlington County IDA, Virginia Hospital Center, 5.00%, 7/1/32	250	317
Botetourt County, Glebe, Series A, 4.75%, 7/1/23	205	204
Botetourt County, Glebe, Series A, 6.00%, 7/1/34	150	152
Cherry Hill CDA, Potomac Shores, Special Assessment, 4.50%,
3/1/25 (2)	100	100
Chesapeake Hosp. Auth. , Chesapeake Regional Medical,
5.00%, 7/1/31	250	293
Fairfax County Economic Dev. Auth. , Vinson Hall, Series A,
4.00%, 12/1/22	440	441
Fairfax County Economic Dev. Auth. , Wiehle-Reston East
Metrorail Station, 5.00%, 8/1/32	260	351
Fredericksburg Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/27	125	140
Norfolk Redev. & Housing Auth. , Fort Norfolk Retirement,
4.00%, 1/1/24	165	163
Virginia College Building Auth. , Marymount Univ. , 5.25%,
7/1/30 (2)	100	101
Virginia College Building Auth. , Marymount Univ. , Series A,
5.00%, 7/1/22 (2)	400	407
Virginia Small Business Fin. Auth. , Elizabeth River Crossing,
5.50%, 1/1/42 (4)	500	515
Virginia Small Business Fin. Auth. , Interstate 95 Express Lane,
5.00%, 7/1/34 (4)	900	918
		4,369

Washington 2.5%
Greater Wenatchee Regional Events Center Pub. Fac. Dist. ,
Series A, 5.00%, 9/1/27	100	99
Washington, Series C, GO, 5.00%, 2/1/26	1,000	1,248
Washington Housing Fin. Commission, Bayview Manor Homes,
Series A, 4.00%, 7/1/26 (2)	145	138
		1,485

Wisconsin 3.0%
Wisconsin PFA, Church Home of Hartford, 5.00%, 9/1/25 (2)	200	202
Wisconsin PFA, National Gypsum, 4.00%, 8/1/35 (4)	445	395
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

	Par	$ Value
(Amounts in 000s)
Wisconsin PFA, Nevada State, 5.00%, 5/1/29 (2)	300	298
Wisconsin PFA, Piedmont Charter School, 5.00%, 6/15/49	250	273
Wisconsin PFA, Retirement Housing Foundation, 5.00%,
11/15/27	250	272
Wisconsin PFA, Roseman University of Health, 5.00%, 4/1/30
(2)	250	256
Wisconsin PFA, Roseman University of Health, 5.00%, 4/1/40
(2)	100	96
		1,792

Total Investments in Securities 100.1%
(Cost $60,085)		$59,762
Other Assets Less Liabilities (0.1)%		(66)
Net Assets 100.0%		$59,696

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $7,962 and represents 13.3% of net assets.
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Interest subject to alternative minimum tax
(5)	Insured by Assured Guaranty Corporation
(6)	Insured by Assured Guaranty Municipal Corporation
(7)	Insured by National Public Finance Guarantee Corporation
(8)	Non-income producing
(9)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
CDA	Community Development Administration/Authority
CDFI	Community Development Financial Institution
COP	Certificate of Participation
DFA	Development Finance Authority
FRN	Floating Rate Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

PFA	Public Finance Authority/Agency
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Intermediate Tax-Free High Yield Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE INTERMEDIATE TAX-FREE HIGH YIELD FUND

Valuation Techniques
Debt securities generally are traded in the OTC market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On May 31, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.